As filed with the Securities and Exchange Commission on February 8, 2011

1933 Act File No. 333-

1940 Act File No. 814-00736

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

PennantPark Investment Corporation

(Exact Name of Registrant as Specified in Charter)

590 Madison Avenue

15th Floor

New York, New York 10022

(Address of Principal Executive Offices)

(212) 905-1000

(Registrant’s Telephone Number, Including Area Code)

Arthur H. Penn

c/o PennantPark Investment Corporation

590 Madison Avenue

15th Floor

New York, NY 10022

(Name and address of Agent for Service)

Copies to:

Thomas J. Friedmann

David J. Harris

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering:

As soon as practicable after the Registration Statement becomes effective.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective when declared effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.
☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-150033.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)(2)	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Shares of Common Stock $0.001 par value			$21,578,000	$2,505.21

(1)	Estimated solely for purpose of calculating the registration fee.
(2)	All of the shares of common stock registered hereunder may be purchased to cover over-allotments granted by the Registrant to the underwriters.

INCORPORATION OF CERTAIN INFORMATION BY REFERENCE

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933 by PennantPark Investment Corporation with the Securities and Exchange Commission, and hereby incorporates by reference into this Registration Statement the contents of the Post-Effective Amendment No. 6 of the Registration Statement on Form N-2 (File No. 333-150033), including the exhibits thereto, which was declared effective on January 28, 2011 (the “Prior Registration Statement”) and includes the Registration Statement facing page, the signature pages, an exhibit index, a legal opinion and an accountant’s consent.

UNDERTAKING

The Registrant hereby certifies to the Commission that (i) it has instructed its bank to pay the Commission the filing fee set forth on the cover page of this registration statement by wire transfer of such amount to the Commission’s account as soon as practicable (but no later than the close of business on February 8, 2011); (ii) it will not revoke such instruction; (iii) it has sufficient funds in the relevant account to cover the amount of such filing fee; and (iv) it will confirm receipt of such instructions by its bank during the bank’s regular business hours no later than February 8, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 8th day of February, 2011.

By:	/S/ Arthur H. Penn
Name:	Arthur H. Penn
Title:	Chief Executive Officer and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below on the 8th day of February, 2011.

Name	Title

/S/ Arthur H. Penn Arthur H. Penn	Chairman of the Board of Directors and Chief Executive Officer (Principal Executive Officer)

/S/ Aviv Efrat Aviv Efrat	Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)

* Adam K. Bernstein	Director

* Jeffrey Flug	Director

* Marshall Brozost	Director

* Samuel L. Katz	Director

*	Signed by Aviv Efrat on behalf of those identified pursuant to his designation as an attorney-in-fact signed by each on April 1, 2008.

EXHIBIT INDEX

(a)	Opinion and Consent of Venable LLP

(b)	Consent of independent registered public accounting firm